Trade Accounts and Notes Receivable - Finance Lease Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	₩ 11,203	₩ 21,626
Korea electric power corporation [member]
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	10,469	20,648
KC Chemicals CORP [member]
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables		244
Hystech.Co. Ltd. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	₩ 734	₩ 734